Disposal of assets and other transactions (Details Narrative) - USD ($) $ in Millions	Apr. 09, 2026	Jun. 30, 2026	May 20, 2026	Apr. 27, 2026	Aug. 02, 2025
Petronas Petroleo Brasil Ltda [Member]
IfrsStatementLineItems [Line Items]
Acquisition of interest	50.00%
Acquisition of interest, value	$ 450
Acquisition paid	50
Transaction closing	$ 350
Description transaction closing	and (iii) two installments of up to US$ 25 each, to be paid in 12 and 24 months after closing. After fulfilling the conditions precedent, including the approval by ANP, Petrobras will hold 100% interest in these assets.
Argonauta [Member]
IfrsStatementLineItems [Line Items]
Acquisition of interest					0.86%
Acquisition amount				$ 134
Acquisition amount paid				19
Acquisition closing amount				115
Contractual adjustments				$ 150
Argonauta [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Acquisition of interest				98.11%
Argonauta [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Acquisition of interest				1.89%
Argonauta [Member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Acquisition amount				$ 700
Acquisition amount paid				100
Acquisition closing amount				$ 600
Lightsource Brasil New Co Holding S. A [Member]
IfrsStatementLineItems [Line Items]
Acquisition of interest			49.99%
Capital contribution			$ 32
Petrobras [Member]
IfrsStatementLineItems [Line Items]
Interest share capital		36.15%
Braskem [Member]
IfrsStatementLineItems [Line Items]
Voting share capital		47.03%